Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Trade and Other Payables

	31 December	31 December
Short-term trade and other payables	2023	2022
Payables to suppliers	12,675,253	11,366,718
Taxes payable	2,730,809	2,649,751
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	1,760,603	1,625,498
Accrued selling and marketing expenses	166,799	317,188
Payables related with donation	1,750,000	-
Others	1,522,759	1,059,284
	20,606,223	17,018,439